Deferred Consideration - Summary of Movements in Deferred Consideration (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accruals and deferred income [abstract]
Beginning balance	CAD 755	CAD 816
Recognized in profit	(32)	(36)
Changes in foreign exchange rates	(49)	(25)
Ending balance	674	755
Less current portion of deferred consideration (Note 17)	(23)	(32)
Long-term deferred consideration	CAD 651	CAD 723